Related Party Transactions (Details)	Jun. 30, 2019 USD ($)	Mar. 06, 2019 USD ($)	Mar. 06, 2019 CAD ($)	Jan. 29, 2019 USD ($)	Jan. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Amounts due to related parties	$ 213,364					$ 4,136	$ 794,317
Due to related party - note payable	213,364					4,136	794,317
Accrued interest	30,744
Paolo Gervasi [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	2,153					2,068	397,158
Paolo Gervasi [Member] | Note Payable [Member]
Related Party Transaction [Line Items]
Debt amount						2,153
Calogero Caruso [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	4,444					2,068	$ 397,159
Calogero Caruso [Member] | Note Payable [Member]
Related Party Transaction [Line Items]
Debt amount						4,444
Chris Thompson [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	103,089
Chris Thompson [Member] | Note Payable [Member]
Related Party Transaction [Line Items]
Debt amount		$ 103,089
Due to related party - note payable	103,089
Interest rate		18.00%	18.00%
Accrued interest	1,193
Chris Thompson [Member] | Note Payable [Member] | CAD [Member]
Related Party Transaction [Line Items]
Debt amount			$ 135,000
Kyle McDiarmid [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	18,884
Kyle McDiarmid [Member] | Note Payable [Member]
Related Party Transaction [Line Items]
Debt amount					$ 18,884
Due to related party - note payable	18,884
Stevan Perry [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	84,432
Stevan Perry [Member] | Note Payable [Member]
Related Party Transaction [Line Items]
Debt amount				$ 84,432
Due to related party - note payable	84,432
Interest rate				7.00%
Accrued interest	29,551
Other [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	362
Sean Piekaar [Member] | Note Payable [Member]
Related Party Transaction [Line Items]
Debt amount					$ 18,884
Due to related party - note payable	$ 0